Mergers, Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Summary of Unaudited Pro Forma Financial Information

Unaudited consolidated pro forma financial data for the acquisitions, is as follows:

	For the year ended
	December 31, 2020
Total revenues	Ps.	508,367
Income before income taxes and share of the profit of equity accounted investees		20,019
Net income		4,464
Basic net controlling interest income per share Series “B”	Ps.	(0.06)
Basic net controlling interest income per share Series “D”		(0.08)

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of GPF and AGV as if these acquisitions has occurred on January 1, 2019; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited consolidated pro forma financial data for the acquisitions, is as follows:

	For the year ended
	December 31, 2019
Total revenues	Ps.	516,496
Income before income taxes and share of the profit of equity accounted investees		33,823
Net income		29,516
Basic net controlling interest income per share Series “B”	Ps.	1.11
Basic net controlling interest income per share Series “D”		1.38

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) Coca-Cola FEMSA’s acquisitions and the Company’s acquisition of Caffenio as if these acquisitions have occurred on January 1, 2018; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.

Unaudited consolidated pro forma financial data for the acquisitions, is as follows:

	For the year ended
	December 31, 2018
Total revenues	Ps.	473,420
Income before income taxes and share of the profit of equity accounted investees		34,266
Net income		33,521
Basic net controlling interest income per share Series “B”	Ps.	1.22
Basic net controlling interest income per share Series “D”		1.52

Summary of Income Statement of Discontinued Operations

For the year ended December 31, 2018, the income statement of discontinued operations was as follows:

	2018
Total revenues	Ps.	24,167
Cost of goods sold		17,360
Gross profit		6,807
Operating expenses		5,750
Other expenses, net		7
Financial income, net		(185)
Foreign exchange gain, net		(73)
Income before income taxes		1,308
Income taxes		466
Net income for discontinued operations	Ps.	842
Less: non-controlling interest in discontinued operations		391
Controlling interest in discontinued operations	Ps.	451
Accumulated currency translation effect for the subsidiary disposal		(811)
Gain from sale		3,335
Net income for subsidiary disposal – controlling interest		2,975
Net income from discontinued operations	Ps.	3,366

Coca-Cola FEMSA [member]
Statement [Line Items]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

The final allocation on the purchase prices to the fair value of the net assets acquired is as follows:

	2018
Total current assets (including cash acquired of Ps. 860)	Ps.	1,864
Total non-current assets		4,031
Distribution rights		1,715
Total assets		7,610
Total liabilities		(3,961)
Net assets acquired		3,649
Goodwill(1)		2,903
Total consideration transferred		6,552
Cash acquired		(860)
Net cash paid	Ps.	5,692

As a result of the purchase price allocation which was finalized in 2019, additional fair value adjustments from those recognized in 2018 have been recognized as follows: decrease in total non-current assets amounted to Ps. 236,  distribution rights of Ps. 2,887 and increase in goodwill of Ps. 2,903.

Summary of Selected Income Statement for Period from Acquisition Date

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2018 is as follows:

Income Statement	2018
Total revenues	Ps.	4,628
Income before income taxes		496
Net income	Ps.	413

Specialty’s Café & Bakery, Inc [Member]
Statement [Line Items]
Summary of Income Statement of Discontinued Operations

2020
Impairment of long-lived assets	Ps.	2,021

Acquisition Of WAXIE Sanitary Supply And North American Corporation [Member]
Statement [Line Items]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

	2020
Total current assets (including cash acquired of Ps. 138)	Ps.	2,162
Customer relationships and trademark		10,698
Other non-current assets		1,954
Total assets		14,814
Total liabilities		(3,523)
Net assets acquired		11,291
Goodwill		10,241
Non-controlling interest (1)		(1,299)
Total consideration transferred in cash		20,233
Cash acquired		138
Net cash paid	Ps.	20,095
(1)	Non-controlling interests were measured using the net asset value method.

Summary of Selected Income Statement for Period from Acquisition Date

Income Statement	2020
Total revenues	Ps.	11,275
Income before income taxes		525
Net income	Ps.	498

Other acquisitions [member]
Statement [Line Items]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows

	2019
Total current assets (including cash acquired of Ps. 389)	Ps.	4,058
Total non-current assets		6,761
Total assets		10,819
Total liabilities		(8,178)
Net assets acquired		2,641
Goodwill (1)		5,219
Non-controlling interest (2)		(53)
Total consideration transferred		7,807
Amount to be paid		147
Cash acquired		389
Net cash paid		7,271
(1)

As a result of the purchase price allocation which was finalized in 2020, additional fair value adjustments from those recognized in 2019 have been recognized as follows: an increase in total net assets of Ps. 1,460 (from which Ps. 908 are customer relationships and Ps. 389 trademark rights), a decrease in goodwill of Ps. 1,323 and an additional consideration transferred during 2020 of Ps. 137.

(2)	Non-controlling interests were measured using the net asset value method.

Summary of Selected Income Statement for Period from Acquisition Date

The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2019 is as follows:

Income Statement	2019
Total revenues	Ps.	8,594
Income before income taxes		37
Net loss	Ps.	1